Shareholder Fees {- Contrafund® Portfolio}	Apr. 30, 2021 USD ($)
02.28 VIP Contrafund Portfolio Initial, Service, Service 2 PRO-12 | Contrafund® Portfolio
Shareholder Fees:
(fees paid directly from your investment)